SHARE CAPITAL - Schedule of Share Capital (Details) $ / shares in Units, $ in Millions	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Mar. 31, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2024 shares
Class A Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	100,000,000			100,000,000
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class B Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	100,000,000			100,000,000
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000			1,000,000,000
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class B Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000			1,000,000,000
Preferred stock, outstanding (in shares)	0			0
Preferred stock, carrying amount | $	$ 0			$ 0
Class A Exchangeable Shares
Class of Stock [Line Items]
Shares authorized (in shares)	1,500,000,000			1,500,000,000
Shares outstanding (in shares)	60,150,639		59,908,178	59,934,825		62,120,484	62,058,030	62,154,774
Common stock, carrying amount | $	$ 1,332			$ 1,333
Shares issued (in shares)	65,569,591			65,307,416
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 21.76			$ 21.83
Shares authorized (in shares)	750,000,000			750,000,000
Shares outstanding (in shares)	0			0
Common stock, carrying amount | $	$ 0			$ 0
Class B Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 21.76			$ 21.83
Shares authorized (in shares)	750,000			750,000
Shares outstanding (in shares)	36,000		36,000	36,000		36,000	36,000	36,000
Common stock, carrying amount | $	$ 1			$ 1
Class C Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 1			$ 1
Shares authorized (in shares)	1,000,000,000			1,000,000,000
Shares outstanding (in shares)	297,363,572		272,687,160	272,687,160		242,786,723	201,116,647	201,116,647
Common stock, carrying amount | $	$ 13,725			$ 12,311
Shares issued (in shares)	297,363,572			272,687,160